Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$26,016	$26,016	$—	$—
Derivative assets	96,299	—	96,299	—

Liabilities
Derivative liabilities	$1,325	$—	$1,325	$—

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$38,367	$38,367	$—	$—
Derivative assets	16,909	—	16,909	—

Liabilities
Derivative liabilities	$71,197	$—	$71,197	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,229,008		$1,229,008	$1,229,008	$—	$—
Restricted cash	173,441		173,441	173,441	—	—
Loans receivable	375,115		372,174	—	—	372,174
Notes receivable	566,794		566,794	—	—	566,794
Investment, at fair value	26,016		26,016	26,016	—	—
Derivative assets	96,299		96,299	—	96,299	—
	$2,466,673		$2,463,732	$1,428,465	$96,299	$938,968
Liabilities
Debt	$48,235,921	(a)	$44,145,639	$—	$44,145,639	$—
Derivative liabilities	1,325		1,325	—	1,325	—
	$48,237,246		$44,146,964	$—	$44,146,964	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2021
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,728,794		$1,728,794	$1,728,794	$—	$—
Restricted cash	185,959		185,959	185,959	—	—
Loans receivable	403,378		403,378	—	—	403,378
Notes receivable	616,883		616,883	—	—	616,883
Investment, at fair value	38,367		38,367	38,367	—	—
Derivative assets	16,909		16,909	—	16,909	—
	$2,990,290		$2,990,290	$1,953,120	$16,909	$1,020,261
Liabilities
Debt	$50,548,472	(a)	$51,348,160	$—	$51,348,160	$—
Derivative liabilities	71,197		71,197	—	71,197	—
	$50,619,669		$51,419,357	$—	$51,419,357	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.